PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 57,522	$ 57,660
Less - accumulated depreciation		41,028	34,186
Depreciated cost		16,494	23,474
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	42,570	43,300
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		10,600	10,087
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,352	$ 4,273

[1]	For the years ended December 31, 2022 and 2023, the Company capitalized $4,929 and $1,686 including $758 and $303 of share-based compensation costs, relating to its internal use software and website development, respectively.